SCHEDULE OF RIGHT OF USE ASSETS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Right Of Use Assets
Right of use assets, Cost, Balance	$ 683,117
Right of use assets, Cost, Additions	740,355
Right of use assets, Cost, Lease adjustment
Right of use assets, Cost, Balance	1,423,472	683,117
Right of use assets, Accumulated depreciation, Balance	338,371	215,011
Right of use assets, Accumulated depreciation, Charge for the year	363,086	123,360
Right of use assets, Accumulated depreciation, Balance	701,785	338,371
Right of use assets	$ 721,687	$ 344,746